Related party transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related party transactions

13. Related party transactions:

For the quarter ended June 30, 2023, the Company has the following related party transactions:

	Six Months ended June 30, 2023	Six Months ended June 30, 2022	Three Months ended June 30, 2023	Three Months ended June 30, 2022

Directors fees	$4,000	$3,998	$2,000	$2,998
Salaries, wages, consultants and benefits	316,778	378,004	154,113	150,611
Selling and marketing	43,324	64,897	15,803	34,443
Stock-based compensation (Note 9)	79,761	137,355	48,779	72,384
Content and software development (Note 7)	134,875	124,265	76,048	64,605
Closing balance for the period	$578,738	$708,519	$296,743	$325,041

The Company has liabilities of $62,555 (December 31, 2022 - $80,874) as at June 30, 2023, to current directors, officers and companies owned by the current directors and officers of the Company for employment, director and consulting fees.

During the quarter ended March 31, 2023, the Company granted 400,000 options with an exercise price of CAD$0.30 ($0.22) per share.

During the quarter ended March 31, 2022, the Company granted 900,000 options with an exercise price of CAD$0.50 ($0.39) per share.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended June 30, 2023 and 2022

(Unaudited)